UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter F. Banks
Title: President and Chief Investment Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Peter F. Banks       Camarillo, CA                  October 18, 2004
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           29
Form 13F Information Table Value Total:       179280
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

ALLIED CAPITAL CORP      COM      01903q108     6408     262750  SH
ALLTEL CORP              PFD CONV 020039822     9770     188752  SH
AMERICAN STATES WATER CO COM      029899101    10704     429879  SH
ATMOS ENERGY CORP        COM      049560105     4864     193100  SH
BERKSHIRE HATHAWAY INC   COM      084670207     3985       1388  SH
CAPITAL AUTOMOTIVE REIT  COM      139733109    13547     433240  SH
CAPITAL AUTOMOTIVE REIT	 PFD	  139733117	6788	 268400	 SH
CEDAR FAIR L P           LTD PART 150185106     6769     220850  SH
CHUBB CORP EQUITY UNITS  PFD      171232507     6139     216930  SH
ENTERTAINMENT PROP TR    COM      29380t105     9355     247480  SH
FEDERAL REALTY INV TR    COM      313747206     5764     131000  SH
GATX CORP                COM      361448103    10783     404454  SH
GENUINE PARTS CO         COM      372460105     1575      41050  SH
HRPT PROPERTIES TRUST    COM      40426w101     6770     616044  SH
HEALTH CARE PROP INV INC COM      421915109    10178     391444  SH
ISTAR FINANCIAL INC      COM      45031u101    10683     259107  SH
MCDONALDS CORP           COM      580135101     5844     208506  SH
MERCK & CO               COM      589331107     5711     173052  SH
NBTY                     COM      628782104     5013     232500  SH
PACIFIC CAPITAL BANCORP  COM      69404p101     4342     146786  SH
PLUM CREEK TIMBER CO INC COM      729251108     6075     173416  SH
QUAKER CHEMICAL          COM	  747316107     7885     326500  SH
SAN JOAQUIN BANK         COM      79805p105     3475     154459  SH
SONOCO			 COM	  835495102	8267	 312654	 SH
TRIZEC PROPERTIES INC    COM      89687p107     7870     492825  SH
UNITED DOMIN RLTY TR INC COM      910197102     2809     141650  SH
WASHINGTON MUTUAL INC    COM      939322103       99       2530  SH
WASHINGTON RE EST INV TR COM      939653101     4201     138650  SH
WELLS FARGO & CO         COM      949746101      375       6285  SH